Investment Risks - Pemberwick Fund	Jul. 31, 2026
General Market Risk; Recent Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk; Recent Market Events. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including elevated inflation levels, trade tensions, tariff arrangements and wars in Europe and in the Middle East. Uncertainties regarding interest rate levels, political events, geopolitical conflicts and the possibility of a national or global recession have also contributed to market volatility.
Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The Advisor and Sub-Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.
Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Advisor’s or Sub-Advisor’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect and the investment strategies employed by the Advisor and the Sub-Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.
Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. Fixed income securities are subject to the risk that the issuer may not make principal and interest payments when they are due. Fixed-income securities may be subject to credit, interest rate, call or prepayment, and extension risks which are more fully described below.
◦Credit Risk. An issuer may not make timely payments of principal and interest. A credit rating assigned to a particular debt security is essentially an opinion of the NRSRO as to the credit quality of an issuer and may prove to be inaccurate.
◦Interest Rate Risk. The value of investments in fixed income securities fluctuates with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. Interest rates, and the value of the Fund’s fixed income securities, may be impacted by current government fiscal and monetary policy initiatives.
◦Call or Prepayment Risk. During periods of declining interest rates, a bond issuer may “call” or repay its high yielding bonds before their maturity dates. In times of declining interest rates, the Fund’s higher yielding securities may be prepaid offering less potential for gains, and the Fund may have to replace them with securities having a lower yield.
◦Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

Fixed Income Securities Risk, Credit Risk Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. An issuer may not make timely payments of principal and interest. A credit rating assigned to a particular debt security is essentially an opinion of the NRSRO as to the credit quality of an issuer and may prove to be inaccurate.
Fixed Income Securities Risk, Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of investments in fixed income securities fluctuates with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. Interest rates, and the value of the Fund’s fixed income securities, may be impacted by current government fiscal and monetary policy initiatives.
Fixed Income Securities Risk, Call Or Prepayment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Call or Prepayment Risk. During periods of declining interest rates, a bond issuer may “call” or repay its high yielding bonds before their maturity dates. In times of declining interest rates, the Fund’s higher yielding securities may be prepaid offering less potential for gains, and the Fund may have to replace them with securities having a lower yield.
Fixed Income Securities Risk, Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
U.S. Government And U.S. Agency Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government and U.S. Agency Obligations Risk. Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support. Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law. Guarantees of timely prepayment of principal and interest do not provide a guarantee of the market prices and yields of the securities or the NAV or performance of the Fund, which will vary with changes in interest rates, the Advisor’s and Sub-Advisor’s performance and other market conditions.
Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies Risk. You will indirectly bear fees and expenses charged by underlying investment companies in addition to the Fund’s direct fees and expenses. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the underlying investment company shares.

Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.
Inflation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation is the risk that the present value of income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets may decline.
Deflation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Deflation Risk. Deflation to the U.S. economy may cause principal to decline and inflation-linked securities could underperform securities whose interest payments are not adjusted for inflation or linked to a measure of inflation.
Banking Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Banking Industry Concentration Risk. By concentrating its assets in the banking industry, the Fund is subject to the risk that economic, business, political or other conditions that have a negative effect on the banking industry will negatively impact the Fund to a greater extent than if the Fund’s assets were diversified across several different industries or sectors. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles.
Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. With the widespread use of digital technologies such as the Internet, cloud computing and artificial intelligence (“AI”)-enabled systems to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund, its service providers or issuers may cause disruptions and impact business operations, potentially resulting in interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, the unauthorized use of confidential information and reputational damage. Cyber incidents can result in violations of applicable privacy and other laws, financial losses due to theft or fraud, regulatory fines, penalties, reimbursement or other compensation costs, and additional compliance costs.
Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, including AI systems. Various operational events or circumstances are outside the Advisor’s or Sub-Advisor’s control, including instances at third parties. The Fund, the Advisor and the Sub-Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Artificial Intelligence Risk Member
Prospectus [Line Items]
Risk [Text Block]	Artificial Intelligence Risk. AI and machine learning tools create risks for users of these systems, including service providers to the Fund and companies in which the Fund invests. AI systems often require access to significant proprietary or confidential information, increasing the risk that such information may be improperly used or disclosed. AI tools can exhibit bias, hallucinations and inaccuracies in data outputs and are subject to cybersecurity vulnerabilities. Regulations impacting AI are evolving and could impose additional compliance requirements on the Fund’s service providers and issuers of securities in the future.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.